Inventories (Detail) - Inventories - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Materials and supplies	$ 68,113	$ 52,230
Work-in-progress	19,830	20,592
Finished goods - concentrates	20,688	14,365
Total inventories	108,631	87,187
Less: non-current portion of ore in stockpiles	(11,614)	(14,926)
Inventory recorded as a current asset	$ 97,017	$ 72,261